LEASES (Details) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Future minimum payments under non-cancelable operating leases [Abstract]
2015	$ 4,865,000
2016	2,867,000
2017	2,187,000
2018	1,868,000
2019	1,533,000
Thereafter	897,000
Total minimum lease payments	14,217,000
Rent expense	$ 5,200,000	$ 5,200,000	$ 6,900,000
Minimum [Member]
Operating Leased Assets [Line Items]
Term of lease	1 year
Renewal options of lease	5 years
Minimum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of lease	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Term of lease	10 years
Renewal options of lease	15 years
Maximum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of lease	10 years